Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2022
Credit Facilities Table [Abstract]
Schedule of short-term bank borrowings
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2022	December 31, 2021
The Industrial Bank Co., Ltd.	From May 9, 2022 to May 9, 2023	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	9-May-23	347,967	-
Bank of China	From May 16, 2022 to May 16, 2023	Weighted average rate of 4.5%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	16-May-23	3,340,486	-
China Everbright Bank	From November 23, 2022 to November 22, 2023	Weighted average rate of 5.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics, pledge by a property owned by Mr. Jinlong Yang and two properties owned by Mr. Jinlong Yang’s family members	-	2,087,804	-
Guilin Bank	From April 28, 2022 to April 28, 2023	Weighted average rate of 8.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics	28-Apr-23	420,460	-
Zhejiang Mintai Commercial Bank	From June 30, 2022 to June 8, 2023	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	-	289,973	-
Zhejiang Tailong Commercial Bank Co., Ltd.	From November 18, 2022 to May 17, 2023	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	17-May-23	376,965	-
Haifa Baocheng Leasing Co., Ltd.	From September 2022 to September 2023	Weighted average rate of 8.0%	Guarantee by Zhisheng's accounts receivable	-	1,273,857	-
Bank of China	From January 3, 2022 to January 3, 2023	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	3-Jan-23	289,973	-
Bank of China	From September 2022 to September 2023	Weighted average rate of 3.65%	Guarantee by Mr. Lihui Wang	-	1,159,891	-
China Construction Bank	From June 4, 2022 to June 4, 2023	Weighted average rate of 3.8525%	None	-	434,959	-
Hangzhou United Rural Commercial Bank Co., Ltd.	From November 11, 2021 to November 5, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang and his Spouse	5-Nov-22	$-	$156,922
Hangzhou United Rural Commercial Bank Co., Ltd.	From September 23, 2021 to September 22, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	22-Sep-22	-	78,461
Hangzhou United Rural Commercial Bank Co., Ltd.	From September 16, 2021 to September 15, 2022	Weighted average rate of 5.8%	Guarantee by Mr. Dongdong Wang and his Spouse	15-Sep-22	-	78,461
Hangzhou United Rural Commercial Bank Co., Ltd.	From July 14, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	13-Jan-22	-	78,461
Hangzhou United Rural Commercial Bank Co., Ltd.	From June 29, 2021 to January 13, 2022	Weighted average rate of 5.5%	Guarantee by Mr. Dongdong Wang and his Spouse	13-Jan-22	-	784,609
Zhejiang Tailong Commercial Bank Co., Ltd.	From November 11, 2021 to November 19, 2022	Weighted average rate of 6.8%	Guarantee by Mr. Dongdong Wang, Mr. Dongdong Wang’s Spouse and five employees	19-Nov-22	-	470,765
Industrial Bank Co., Ltd.	From April 28, 2021 to May 7, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	7-May-22	-	376,612
China Everbright Bank Co., Ltd.	From November 12, 2021 to November 20, 2022	Weighted average rate of 6.0%	Pledge by properties owned by Mr. Jinlong Yang and properties owned by family members of Mr. Jinlong Yang	20-Nov-22	-	2,259,674
Bank of Communications Co., Ltd.	From April 29, 2021 to May 9, 2022	Weighted average rate of 5.7%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	9-May-22	-	3,295,359
					$10,022,335	$7,579,324

Schedule of outstanding balances of long-term bank borrowings
Bank name	Term	Interest rate	Collateral/ Guarantee	Date of paid off	December 31, 2022	December 31, 2021
WeBank Co., Ltd.	From August 26, 2021 to August 26, 2023	Weighted average rate of 9.0%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	-	$343,174	$448,348
WeBank Co., Ltd.	From July 13, 2022 to July 13, 2024	Weighted average rate of 16.2%	Guarantee by Mr. Jinlong Yang and MingZhu Logistics.	-	176,763	-
Kincheng Bank of Tianjin Co., Ltd.	From July 5, 2022 to July 5, 2024	Weighted average rate of 9.0%	-	-	154,652	-
WeBank Co., Ltd.	From September 8, 2022 to September 8, 2024	Weighted average rate of 16.2%	-	-	165,698	-
Less: current maturities					(253,352)	(269,009)
Non-current maturities					$586,935	$179,339

Schedule of long-term bank borrowings
	As of December 31, 2022	As of December 31, 2021
Payments due by period
Less than 1 year	$586,935	$269,009
1-2 years	253,352	179,339
Total	$840,287	$448,348

Schedule of outstanding balances and maturities
	As of December 31, 2022	As of December 31, 2021
Payments due by period
Less than 1 year	$-	$144,126
1-2 years	-	-
Total	$-	$144,126